Share-based payment - Narrative (Details)		12 Months Ended
	Mar. 24, 2022 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		1,909,045	1,823,114
Vested (in shares)		174,075	501,451
Weighted average exercise price of share options granted in fair value | $		$ 126,000
Share-based compensation | $		$ 4,867,000	$ 4,958,000	$ 0
Class A Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)		125,000	375,000
Share-based compensation | $		$ 359,000
2022 Omnibus Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled (in shares)		299,706
Number of outstanding shares options		1,909,045
Free Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Holding period		1 year
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		530,424	629,303
Vested (in shares)		169,853	170,683
Cancelled (in shares)			33,340
Restricted Share Units (RSU) | 2022 Omnibus Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding shares options		530,424
Weighted average exercise price of share options granted in fair value | $		$ 2,010,000
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		1,378,621	858,821
Vested (in shares)		0	0
Cancelled (in shares)			266,366
Weighted average exercise price of share options granted in fair value | $		$ 980,000
Performance Share Units (PSU) | 2022 Omnibus Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding shares options		1,378,621
Weighted average exercise price of share options granted in fair value | $		$ 5,073,000
Free Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		0	334,990
Vested (in shares)		4,222	330,768
Free Share Units | Free Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted | $			$ 1,715,000
Weighted average fair value at measurement date other equity instruments vested fair value | $			22,000
Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested in share-based payment arrangement (in shares)	250,000,000	250,000,000
Expense from equity-settled share-based payment transactions | $		$ 5,308,000
Equity-Settled Share-Based Payment Arrangement | Class A Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments vested | $			$ 4,946,000
Number of share options granted in share-based payment arrangement (in shares)			500,000
Executives and Key Management | Post-Listing Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Value creation, target percentage		0.25
Cash flow, target percentage		0.25
ESG target percentage		0.20
Operational target percentage		0.30
Executives and Key Management | Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		517,220
Weighted average fair value at measurement date, other equity instruments granted | $		$ 3,476,000
Vested (in shares)		169,853	170,683
Weighted average fair value at measurement date, other equity instruments vested | $		$ 1,141,000	$ 1,147,000
Cancelled (in shares)		23,780,000
Weighted average fair value at measurement date, other equity instruments cancelled | $		$ 160,000
Executives and Key Management | Restricted Share Units (RSU) | Post-Listing Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		112,083
Weighted average fair value at measurement date, other equity instruments granted | $		$ 753,000
Executives and Key Management | Performance Share Units (PSU) | Post-Listing Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			858,821
Weighted average fair value at measurement date, other equity instruments granted | $			$ 6,031
Share-based Payment Arrangement, Tranche One | Executives and Key Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, percent vested		0.33
Share-based Payment Arrangement, Tranche Two | Executives and Key Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, percent vested		0.33
Share-based Payment Arrangement, Tranche Three | Executives and Key Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, percent vested		0.34